UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
 (Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
(Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period:  March 31, 2016

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Ironclad Managed Risk Fund
(Ticker Symbol: IRONX)

SEMI-ANNUAL REPORT
March 31, 2016

Ironclad Managed Risk Fund
A series of Investment Managers Series Trust

Table of Contents

Schedule of Investments	1
Statement of Assets and Liabilities	3
Statement of Operations	4
Statements of Changes in Net Assets	5
Financial Highlights	6
Notes to Financial Statements	7
Supplemental Information	15
Expense Example	17

This report and the financial statements contained herein are provided for the general information of the shareholders of the Ironclad Managed Risk Fund.  This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

www.IroncladFunds.com

Ironclad Managed Risk Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2016 (Unaudited)

Number of Contracts		Value
	PURCHASED OPTIONS CONTRACTS – 0.5%
	CALL OPTIONS – 0.4%
	S&P 500 Index
500	Exercise Price: $2,045.00, Expiration Date: April 8, 2016	$1,107,500
	TOTAL CALL OPTIONS (Cost $838,121)	1,107,500
	PUT OPTIONS – 0.1%
	S&P 500 Index
500	Exercise Price: $2,025.00, Expiration Date: April 8, 2016	207,500
	TOTAL PUT OPTIONS (Cost $871,710)	207,500
	TOTAL PURCHASED OPTIONS CONTRACTS (Cost $1,709,831)	1,315,000

Principal Amount
	SHORT-TERM INVESTMENTS – 99.9%
$197,740,906	UMB Money Market Fiduciary, 0.01%[1]	197,740,906
75,000,000	United States Treasury Bill, 0.00%, 5/12/2016[2]	74,974,836
	TOTAL SHORT-TERM INVESTMENTS (Cost $272,715,742)	272,715,742
	TOTAL INVESTMENTS – 100.4% (Cost $274,425,573 )	274,030,742
	Liabilities in Excess of Other Assets – (0.4)%	(1,126,282)
	TOTAL NET ASSETS –100.0%	$272,904,460

Number of Contracts
	WRITTEN OPTIONS CONTRACTS – (0.2)%
	CALL OPTIONS – (0.1)%
	S&P 500 Index
(500)	Exercise Price: $2,070.00, Expiration Date: April 8, 2016	(387,500)
	TOTAL CALL OPTIONS (Proceeds $325,084)	(387,500)
	PUT OPTIONS – (0.1)%
	S&P 500 Index
(1,000)	Exercise Price: $2,005.00, Expiration Date: April 8, 2016	(210,000)
	TOTAL PUT OPTIONS (Proceeds $1,157,569)	(210,000)
	TOTAL WRITTEN OPTIONS CONTRACTS (Proceeds $1,482,653)	$(597,500)

[1]	The rate is the annualized seven-day yield at period end.
[2]	Security segregated as cover for open written option contracts.

See accompanying Notes to Financial Statements.

Ironclad Managed Risk Fund
SUMMARY OF INVESTMENTS
As of March 31, 2016 (Unaudited)

Security Type	Percent of Total Net Assets
Short-Term Investments	99.9%
Purchased Options Contracts	0.5%
Total Investments	100.4%
Liabilities in Excess of Other Assets	(0.4)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Ironclad Managed Risk Fund
STATEMENT OF ASSETS AND LIABILITIES
As of March 31, 2016 (Unaudited)

Assets:
Investments, at value (cost $272,715,742)	$272,715,742
Purchased options contracts, at value (cost $1,709,831)	1,315,000
Receivables:
Fund shares sold	19,230
Interest	1,611
Prepaid expenses	16,189
Total assets	274,067,772

Liabilities:
Written options contracts, at value (proceeds $1,482,653)	597,500
Payables:
Fund shares redeemed	231,623
Advisory fees	245,398
Administration fees	31,555
Fund accounting fees	15,449
Custody fees	9,649
Transfer agent fees and expenses	8,982
Auditing fees	8,776
Chief compliance officer fees	2,251
Trustees' fees and expenses	636
Accrued other expenses	11,493
Total liabilities	1,163,312

Net Assets	$272,904,460

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$276,549,044
Accumulated net investment loss	(1,758,667)
Accumulated net realized loss on puchased options contracts and written options contracts	(2,376,239)
Net unrealized appreciation (depreciation) on:
Purchased options contracts	(394,831)
Written options contracts	885,153
Net Assets	$272,904,460

Shares of beneficial interest issued and outstanding	25,796,684
Net asset value per share	$10.58

See accompanying Notes to Financial Statements.

Ironclad Managed Risk Fund
STATEMENT OF OPERATIONS
For the Six Months Ended March 31, 2016 (Unaudited)

Investment Income:
Interest	$74,543
Total investment income	74,543

Expenses:
Advisory fees	1,612,321
Administration fees	130,268
Fund accounting fees	43,683
Transfer agent fees	21,402
Registration fees	20,999
Custody fees	19,243
Shareholder reporting fees	13,000
Legal fees	9,499
Auditing fees	8,749
Chief compliance officer fees	6,500
Miscellaneous	5,750
Trustees' fees and expenses	4,001
Total expenses	1,895,415
Advisory Fees waived	(62,205)
Net expenses	1,833,210
Net investment loss	(1,758,667)

Realized and Unrealized Gain (Loss) from Investments, Purchased Options Contracts and Written Options Contracts:
Net realized gain (loss) on:
Purchased options contracts	9,294,604
Written options contracts	(8,510,494)
Net realized gain	784,110
Net change in unrealized appreciation/depreciation on:
Investments	(7,512)
Purchased options contracts	2,383,230
Written options contracts	(2,509,268)
Net change in unrealized appreciation/depreciation	(133,550)
Net realized and unrealized gain on investments, purchased options contracts and written options contracts	650,560

Net Decrease in Net Assets from Operations	$(1,108,107)

See accompanying Notes to Financial Statements.

Ironclad Managed Risk Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended March 31, 2016 (Unaudited)	For the Year Ended September 30, 2015
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(1,758,667)	$(4,125,023)
Net realized gain on purchased options contracts and written options contracts	784,110	4,899,742
Net change in unrealized appreciation/depreciation on investments, purchased options contracts and written options contracts	(133,550)	1,279,211
Net increase (decrease) in net assets resulting from operations	(1,108,107)	2,053,930

Distributions to Shareholders:
From net realized gains	(6,245,573)	(22,750,114)
Total distributions to shareholders	(6,245,573)	(22,750,114)

Capital Transactions:
Net proceeds from shares sold	20,439,548	81,894,529
Reinvestment of distributions	6,079,575	22,496,977
Cost of shares redeemed[1]	(62,408,108)	(102,813,636)
Net increase (decrease) in net assets from capital transactions	(35,888,985)	1,577,870

Total decrease in net assets	(43,242,665)	(19,118,314)

Net Assets:
Beginning of period	316,147,125	335,265,439
End of period	$272,904,460	$316,147,125

Accumulated net investment loss	$(1,758,667)	$-

Capital Share Transactions:
Shares sold	1,918,461	7,352,355
Shares reinvested	563,968	2,098,599
Shares redeemed	(5,818,250)	(9,367,087)
Net increase (decrease) from capital share transactions	(3,335,821)	83,867

[1]	Net of redemption fee proceeds of $1,464, and $7,319, respectively.

See accompanying Notes to Financial Statements.

Ironclad Managed Risk Fund
FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended March 31, 2016	For the Year Ended				For the Period October 14, 2010* through September 30,
	(Unaudited)	2015	2014	2013	2012	2011
Net asset value, beginning of period	$10.85	$11.54	$11.10	$11.59	$10.52	$10.00
Income from Investment Operations:
Net investment loss[1]	(0.06)	(0.14)	(0.14)	(0.13)	(0.14)	(0.12)
Net realized and unrealized gain on investments	0.02	0.23	1.17	0.55	1.68	0.74
Total from investment operations	(0.04)	0.09	1.03	0.42	1.54	0.62

Less Distributions:
From net realized gain	(0.23)	(0.78)	(0.59)	(0.91)	(0.47)	(0.10)
Total distributions	(0.23)	(0.78)	(0.59)	(0.91)	(0.47)	(0.10)

Redemption fee proceeds[1]	- [2]	- [2]	- [2]	- [2]	- [2]	- [2]

Net asset value, end of period	$10.58	$10.85	$11.54	$11.10	$11.59	$10.52

Total return[3]	(0.41)%[4]	0.89%	9.62%	3.95%	15.05%	6.23%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$272,904	$316,147	$335,265	$307,107	$203,345	$100,659

Ratio of expenses to average net assets:
Before fees waived	1.29%[5]	1.28%	1.26%	1.25%	1.25%	1.26%[5]
After fees waived	1.25%[5]	1.25%	1.25%	1.25%	1.25%	1.26%[5,6]
Ratio of net investment loss to average net assets:
Before fees waived	(1.24)%[5]	(1.27)%	(1.25)%	(1.22)%	(1.23)%	(1.20)%[5]
After fees waived	(1.20)%[5]	(1.24)%	(1.24)%	(1.22)%	(1.23)%	(1.20)%[5,7]

Portfolio turnover rate	-%[4]	-%	-%	-%	-%	-%[4]

*	Commencement of operations.
[1]	Based on average daily shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.
[6]	Includes interest expense. If these expenses were excluded, the ratio of expenses to average net assets would have been 1.25%.
[7]	Includes interest expense. If these expenses were excluded, the ratio of net investment loss to average net assets would have been (1.19)%.

See accompanying Notes to Financial Statements.

Ironclad Managed Risk Fund
NOTES TO FINANCIAL STATEMENTS
March 31, 2016 (Unaudited)

Note 1 – Organization
Ironclad Managed Risk Fund (the “Fund”) was organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund’s primary investment objective is to achieve current income and gains. The Fund commenced investment operations on October 14, 2010.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Options are valued at the mean between the last available bid and asked prices used.  Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets are valued at their fair market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Options
The Fund utilizes options in an attempt to generate gains from option premiums or to reduce overall portfolio risk.  When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written.  Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains.  The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss.  If a call option is exercised, the premium received is added to the proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. If a put option is exercised, the premium received is subtracted from the proceeds of the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

Ironclad Managed Risk Fund
NOTES TO FINANCIAL STATEMENTS – Continued
March 31, 2016 (Unaudited)

Under normal circumstances, the Fund’s primary strategy consists of purchasing and selling put and call options on equity indexes and exchange traded funds (“ETFs”).  The sale of put options generates income for the Fund, but exposes it to the risk of declines in the value of the underlying assets.  The Fund’s investment advisor seeks to reduce the overall volatility of returns of the Fund by managing a portfolio of options.  For defensive purposes, or if the options expire, the Fund may invest up to 100% of its assets in cash, cash equivalents or debt instruments issued by entities that carry an investment-grade rating by a national ratings agency.  When the Fund takes a defensive position, the Fund may not achieve its investment objective.

Transactions in option contracts written for the six months ended March 31, 2016 were as follows:

	Number of Contracts	Premiums Received
Outstanding at September 30, 2015	5,250	$8,802,421
Options written	31,556	48,448,543
Options terminated in closing purchasing transactions	(10,190)	(16,299,681)
Options expired	(25,116)	(39,468,630)
Options exercised	-	-
Outstanding at March 31, 2016	1,500	$1,482,653

(c) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis.  Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations.  Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.  Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

(d) Federal Income Taxes
The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders.  Therefore, no provision is made for federal income or excise taxes.  Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

Ironclad Managed Risk Fund
NOTES TO FINANCIAL STATEMENTS – Continued
March 31, 2016 (Unaudited)

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by IRS stature of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the six months ended March 31, 2016, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(e) Distributions to Shareholders
The Fund declares and pays dividends at least annually from net investment income and from net realized gains, if any. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment loss or net realized gain may differ from the character for federal income tax purposes due to differences in the recognition of income expense and gain items for financial statement and tax purposes.  Where appropriate, reclassifications between capital accounts are made for such differences that are permanent in nature.

(f) Short-term Investments
The Ironclad Managed Risk Fund invests a significant amount (72.5% as of March 31, 2016) in the UMB Money Market Fiduciary.  The UMB Money Market Fiduciary acts as a bank deposit for the Fund, providing an interest bearing account for short-term investment purposes.  This investment vehicle is not publicly traded on open markets.  The Fund’s investment in the UMB Money Market Fiduciary is in excess of federally insured limits.   Accounting Standards Codification Topic 825, Financial Instruments identifies this situation as a concentration of credit risk requiring disclosure, regardless of degree of risk.   The risk is managed by monitoring the financial institution in which the deposits are made.

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Ironclad Investments LLC (the “Advisor”).  Under the terms of the Agreement, the Advisor is entitled to receive from the Fund an annual management fee that decreases as assets increase, as follows: 1.10% on the first $1 billion, 1.05% on the next $2 billion, and 1.00% on assets in excess of $3 billion, calculated daily and payable monthly, of the Fund’s average daily net assets.  The Advisor has contractually agreed to waive its fee and/or pay for operating expenses to ensure that total annual operating expenses (excluding taxes, leverage interest, brokerage commissions, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 1.25% of the average daily net assets.  This agreement is in effect as long as the Investment Advisory Agreement for the Fund is in effect, and it may be terminated before that date only by the Trust’s Board of Trustees.

For the six months ended March 31, 2016, the Advisor waived $62,205.  The Advisor may recover from the Fund fees and/or expenses previously waived and/or absorbed, if the Fund’s expense ratio, including the recovered expenses, falls below the expense limit at which they were waived.  The Advisor is permitted to seek reimbursement from the Fund for a period ending three full fiscal years following the fiscal year in which such reimbursements occurred.  At March 31, 2016, the amount of these potentially recoverable expenses was $206,727.

Ironclad Managed Risk Fund
NOTES TO FINANCIAL STATEMENTS – Continued
March 31, 2016 (Unaudited)

The Advisor may recapture all or a portion of this no later than September 30, of the years stated below:

2017	$32,531
2018	111,991
2019	62,205

IMST Distributors, LLC serves as the Fund’s distributor; UMB Fund Services, Inc. (“UMBFS”), serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Fund’s other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators.  For the six months ended March 31, 2016, the Fund’s allocated fees incurred to Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust.  The Fund’s allocated fees incurred for CCO services for the six months ended March 31, 2016, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes
At March 31, 2016, gross unrealized appreciation and depreciation of investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of investments	$274,425,573
Gross unrealized appreciation	$269,379
Gross unrealized depreciation	(664,210)
Net unrealized depreciation	$(394,831)

As of September 30, 2015, the components of accumulated earnings on a tax basis were as follows:

Undistributed ordinary income	$-
Undistributed long-term capital gains	3,701,584
Tax accumulated earnings	3,701,584
Accumulated capital and other losses	-
Net unrealized appreciation	7,512
Total accumulated earnings	$3,709,096

Ironclad Managed Risk Fund
NOTES TO FINANCIAL STATEMENTS – Continued
March 31, 2016 (Unaudited)

The tax character of the distributions paid during the fiscal year ended September 30, 2015 and September 30, 2014 were as follows:

Distributions paid from:	2015	2014
Ordinary Income	$7,335,596	$4,157,071
Net long-term capital gains	15,414,518	12,436,204
Total distributions paid	$22,750,114	$16,593,275

Note 5 – Redemption Fee
The Fund may impose a redemption fee of 2.00% of the total redemption amount on all shares redeemed within 30 days of purchase. For the six months ended March 31, 2016 and the year ended September 30, 2015, the Fund received $1,464 and $7,319 respectively, in redemption fees.

Note 6 – Investment Transactions
The Fund’s primary strategy consists of purchasing and selling put and call options on equity indexes and exchange traded funds (“ETFs”). The Fund did not have any purchases or sales of investments with maturities of one year or more during the six months ended March 31, 2016.

Note 7 – Indemnifications
In the normal course of business, the Fund enters into contracts containing a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, the Fund expects the risk of loss to be remote.

Note 8 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how this information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Ironclad Managed Risk Fund
NOTES TO FINANCIAL STATEMENTS – Continued
March 31, 2016 (Unaudited)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input significant to the fair value measurement in its entirety.
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of March 31, 2016, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3*	Total
Assets
Investments
Purchased Options Contracts	$1,315,000	$-	$-	$1,315,000
Short-Term Investments
Money Market	197,740,906	-	-	197,740,906
U.S. Treasury Bill	-	74,974,836	-	74,974,836
Total Assets	$199,055,906	$74,974,836	$-	$274,030,742
Liabilities
Written Options Contracts	$597,500	$-	$-	$597,500

*	The Fund did not hold any Level 3 securities at period end.

Transfers are recognized at the end of the reporting period.  There were no transfers at period end.

Note 9 – Derivatives and Hedging Disclosures
Derivatives and Hedging requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows. The Fund invested in options during the six months ended March 31, 2016.

Ironclad Managed Risk Fund
NOTES TO FINANCIAL STATEMENTS – Continued
March 31, 2016 (Unaudited)

The effects of these derivative instruments on the Fund's financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations are presented in the tables below.  The fair values of derivative instruments as of March 31, 2016 by risk category are as follows:

	Asset Derivatives		Liability Derivatives
Derivatives not designated as hedging instruments	Statement of Asset and Liabilities Location	Value	Statement of Asset and Liabilities Location	Value
Equity contracts	Purchased options contracts, at value	$1,315,000	Written options contracts, at value	$597,500
Total		$1,315,000		$597,500

The effects of derivative instruments on the Statement of Operations for the six months ended March 31, 2016 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Purchased Options Contracts	Written Options Contracts
Equity contracts	$9,294,604	$(8,510,494)
Total	$9,294,604	$(8,510,494)

Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Purchased Options Contracts	Written Options Contracts	Total
Equity contracts	$2,383,230	$(2,509,268)	$(126,038)
Total	$2,383,230	$(2,509,268)	$(126,038)

The quarterly average volumes of derivative instruments as of March 31, 2016 are as follows:

Derivatives not designated as hedging instruments
Equity contracts	Purchased options contracts	Number of contracts	2,583
	Written options contracts	Number of contracts	(3,875)

Note 10 – Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures
Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures requires an entity to modify accounting for repurchase-to-maturity transactions and repurchase financing arrangements, as well as modify required disclosures for repurchase agreements, securities lending transactions, and repurchase-to-maturity transactions that are accounted for as secured borrowings. Management has evaluated the impact on the financial statement disclosures and determined that there is no effect.

Note 11 – Recently Issued Accounting Pronouncements
In May 2015, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2015-07 Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent).  The amendments in ASU No. 2015-07 remove the requirement to categorize within the fair value hierarchy investments measured using the net asset value per share (“NAV”) practical expedient.  The ASU also removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient.  The amendments in the ASU are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years.  Management is currently evaluating the impact these changes will have on the Fund’s financial statements and related disclosures.

Ironclad Managed Risk Fund
NOTES TO FINANCIAL STATEMENTS – Continued
March 31, 2016 (Unaudited)

Note 12 – Events Subsequent to the Fiscal Period End
The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

Ironclad Managed Risk Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Board Consideration of Investment Advisory Agreement
At an in-person meeting held on March 8-10, 2016, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the renewal of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and Ironclad Investments LLC (the “Investment Advisor”) with respect to the Ironclad Managed Risk Fund series of the Trust (the “Fund”) for an additional one-year term.  Although the Board and the Independent Trustees had approved renewal of the Advisory Agreement in September 2015 for an additional one-year period, the Board and the Independent Trustees considered renewal of the Advisory Agreement at the March 2016 meeting in connection with a scheduling change in the Board’s process for annual review of the Trust’s advisory agreements. In approving renewal of the Advisory Agreement, the Board, including the Independent Trustees, determined that renewal of the Advisory Agreement is in the best interests of the Fund and its shareholders.

Background
In advance of the March 2016 meeting, the Board received information about the Fund and the Advisory Agreement from the Investment Advisor and from Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the Investment Advisor’s organization and financial condition; information regarding the background and experience of relevant personnel providing services to the Fund; reports comparing performance of the Fund with returns of the S&P 500 Index and a group of comparable funds selected by Morningstar, Inc. (the “Peer Group”) from its Long/Short Equity fund universe (the “Fund Universe”) for the one-, three- and five-year periods ended December 31, 2015; and reports comparing the investment advisory fee and total expenses of the Fund to those of the Peer Group and the Fund Universe.  The Board also received a memorandum from the independent legal counsel to the Trust and the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed renewal of the Advisory Agreement. In addition, the Board considered information reviewed by the Board during the year at other Board and Board committee meetings.  No representatives of the Investment Advisor were present during the Board’s consideration of the Advisory Agreement.

In approving renewal of the Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of Services
With respect to the performance results of the Fund, the meeting materials indicated that the total return of the Fund for the one-year period was above the median returns of the Peer Group and the Fund Universe and the return of the S&P 500 Index, but below the return of the CBOE S&P 500 PutWrite Index by 5.02%. The Fund’s annualized total return for the three-year period was above the median return of the Peer Group, but below the median return of the Fund Universe median by 0.72%, the return of the CBOE S&P 500 PutWrite Index by 2.76%, and the return of the S&P 500 Index by 9.57%.  For the five-year period, the Fund’s annualized total return was above the median returns of the Peer Group and the Fund Universe, but below the returns of the CBOE S&P 500 PutWrite Index by 1.55% and the S&P 500 Index by 6.27%.  The Trustees noted that the Fund had achieved its performance results while generally assuming lower investment risk than the benchmark indexes and peer funds, as measured by standard deviation, which is consistent with the Investment Advisor’s objective of equity exposure with reduced risk.

The Board also considered the overall quality of services provided by the Investment Advisor to the Fund.  In doing so, the Board considered the Investment Advisor’s specific responsibilities in day-to-day management and oversight of the Fund, as well as the qualifications, experience and responsibilities of the personnel involved in the activities of the Fund.  The Board also considered the overall quality of the Investment Advisor’s organization and operations, and the Investment Advisor’s compliance structure. The Board and the Independent Trustees concluded that based on the various factors they had reviewed the nature, overall quality, and extent of the management and oversight services provided by the Investment Advisor to the Fund are satisfactory.

Ironclad Managed Risk Fund
SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Advisory Fee and Expense Ratio
With respect to the advisory fee and expenses paid by the Fund, the meeting materials indicated that the annual investment advisory fee (gross of fee waivers) was below the median advisory fee of the Fund Universe, but higher than the Peer Group median by 0.15%. The Board noted that the Investment Advisor has no advisory clients other than the Fund and therefore they could not compare the Fund’s fees to the fees charged by the Investment Advisor to any other client. The annual total expenses paid by the Fund (net of fee waivers) were lower than the Fund Universe median, but slightly higher than the Peer Group median by 0.09%.

Profitability and Economies of Scale
The Board also considered information relating to the Investment Advisor’s costs and profits with respect to the Fund for the year ended December 31, 2015, noting that the Investment Advisor had waived a portion of its advisory fee, and determined that the profit level was reasonable.  The Board also considered the benefits received by the Investment Advisor as a result of the Investment Advisor’s relationship with the Fund (other than investment advisory fees), including research services made available to it by broker-dealers that provide execution services to the Fund, and the intangible benefits of the Investment Advisor’s association with the Fund generally and any favorable publicity arising in connection with the Fund’s performance. The Trustees also noted that the Fund’s advisory fee schedule includes fee breakpoints at the $1 billion and $3 billion asset levels, which are designed to pass benefits of economies of scale to the Fund’s shareholders.

Conclusion
Based on these and other factors, the Board and the Independent Trustees concluded that renewal of the Advisory Agreement is in the best interests of the Fund and its shareholders and, accordingly, approved renewal of the Advisory Agreement.

Ironclad Managed Risk Fund
EXPENSE EXAMPLE
For the Six Months Ended March 31, 2016 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and redemption fees and (2) ongoing costs, including management fees and other Fund expenses.  The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2015 to March 31, 2016.

Actual Expenses
The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row under the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as redemption fees.  Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	10/1/15	3/31/16	10/1/15 – 3/31/16
Actual Performance	$1,000.00	$995.90	$6.24
Hypothetical (5% annual return before expenses)	1,000.00	1,018.75	6.31

*
Expenses are equal to the Fund’s annualized expense ratio of 1.25% multiplied by the average account value over the period, multiplied by 183/366 (to reflect the six month period).  The expense ratios reflect an expense waiver.  Assumes all dividends and distributions were reinvested.

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Ironclad Managed Risk Fund
A series of Investment Managers Series Trust

Investment Advisor
Ironclad Investments LLC
1420 Celebration Boulevard, Suite 200
Celebration, Florida 34747

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri  64106

Co-Administrator
Mutual Fund Administration, LLC
2220 E. Route 66, Suite 226
Glendora, California  91740

Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, Wisconsin  53212

Distributor
IMST Distributors, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
Ironclad Managed Risk Fund	IRONX	461418 642

Privacy Principles of the Ironclad Managed Risk Fund for Shareholders
The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund.  The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Ironclad Managed Risk Fund for their information.  It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (888) 979-IRON (4766) or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record
Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (888) 979-IRON (4766) or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available on the SEC website at  www.sec.gov or by calling the Fund at (888) 979-IRON (4766).  The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Ironclad Managed Risk Fund
P.O. Box 2175
Milwaukee, WI 53201
Toll Free: (888) 979-IRON (4766)

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed February 5, 2009.

(2)Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	6/09/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	6/09/16

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date	6/09/16